Concession Financial and Sector Assets and Liabilities - Schedule of Changes in Concession Financial Assets Related to Concession Grant Fee (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning Balance	R$ 3,031	R$ 2,950	R$ 2,792
Monetary updating	447	412	467
Amounts received	(343)	(331)	(309)
Classification as held for sale	(36)
Ending Balance	3,099	3,031	2,950
Cemig Geracao Tres Marias S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,716	1,672	1,584
Monetary updating	242	222	254
Amounts received	(184)	(178)	(166)
Classification as held for sale
Ending Balance	1,774	1,716	1,672
Cemig geracao salto grande sa [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	539	525	497
Monetary updating	76	70	80
Amounts received	(58)	(56)	(52)
Classification as held for sale
Ending Balance	557	539	525
Cemig Geracao Itutinga S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	204	198	187
Monetary updating	32	30	33
Amounts received	(25)	(24)	(22)
Classification as held for sale
Ending Balance	211	204	198
Cemig Geracao Camargos S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	152	148	140
Monetary updating	24	22	25
Amounts received	(18)	(18)	(17)
Classification as held for sale
Ending Balance	158	152	148
Cemig Geracao Sul S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	201	195	184
Monetary updating	33	31	34
Amounts received	(26)	(25)	(23)
Classification as held for sale	(22)
Ending Balance	186	201	195
Cemig Geracao Leste S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	137	133	125
Monetary updating	25	23	26
Amounts received	(20)	(19)	(18)
Classification as held for sale
Ending Balance	142	137	133
Cemig Geracao Oeste S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	82	79	75
Monetary updating	15	14	15
Amounts received	(12)	(11)	(11)
Classification as held for sale	(14)
Ending Balance	R$ 71	R$ 82	R$ 79